GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-lived assets	$ 542	$ 721
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	530	706
U.S.A. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 12	$ 15